Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Operating loss carryforwards, latest expiration year	2035
Operating loss carryforwards, expiration date	various years through 2035
Increase in operating loss carryforwards	$ 3,630,000
Operating loss carryforwards	59,713,000	$ 56,083,000
Net deferred tax asset recognized	$ 0	$ 0
Change period for unrecognized tax benefits	12 months